Investment Strategy - Franklin Multisector Income ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests in a diversified portfolio of U.S. and foreign debt securities across multiple fixed income sectors. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations) and mortgage-backed securities and other asset-backed securities. “Multisector Income” in the Fund’s name refers to the Fund’s strategy of seeking to maximize current income by allocating portfolio investments opportunistically across different fixed income market sectors. The debt securities in which the Fund invests include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter-term instruments.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). The Fund also invests in other types of mortgage securities that may be issued or guaranteed by private issuers including commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs) and residential mortgage-backed securities (RMBS).

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. The Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells (or buys) mortgage securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities on a future date.

The Fund may invest in asset-backed securities. An asset-backed security is a security backed by loans, leases, and other receivables. The Fund may invest in collateralized debt obligations (CDOs), including collateralized loan obligations (CLOs).

The Fund may invest without limit in developing or emerging markets. Bonds may be denominated and issued in the local currency or in another currency.

The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions. The Fund may also invest a portion of its assets in cash or cash equivalents.

The Fund may invest in debt securities that are rated below investment grade (also known as “junk bonds”). The Fund may buy both rated and unrated debt securities, including securities rated below B by S&P® Global Ratings (S&P) or Moody's Investors Services (Moody's) (or deemed comparable by the Fund’s investment manager).

The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

For purposes of pursuing its investment goals, the Fund may, from time to time, use a variety of interest rate and credit-related derivatives, including interest rate, fixed income total return and credit default swaps and interest rate and/ or bond futures contracts and related options. The Fund also may, from time to time, use various currency-related derivatives, including currency and cross currency forwards, currency swaps, currency futures contracts and currency options. The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. These derivative instruments may also be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors.

In choosing investments for the Fund, the investment manager selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests in a diversified portfolio of U.